Organization and Business Description (Details) - Schedule of Revenue - VIE [Member] - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Revenue [Line Items]
Net revenue	$ 10,556,891	$ 10,253,163
Net income	$ 2,201,868	$ 1,766,347